Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
19.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED BALANCE SHEETS

	December 31,
	2017	2018
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	31,781	18,168	2,642
Short-term investments	699,159	272,332	39,609
Prepaid expenses and other current assets	23,315	13,752	2,000

Total current assets	754,255	304,252	44,251
Non-current assets:
Other non-current assets	3,816	713,854	103,826
Investment in subsidiaries and VIEs	7,798,858	10,167,881	1,478,857

Total non-current assets	7,802,674	10,881,735	1,582,683

Total assets	8,556,929	11,185,987	1,626,934

LIABILITIES AND SHAREHOLDERS’ EQUITY Current liabilities:
Accrued expenses and other payables	6,932	50,709	7,375
Dividend payable	595,779	—	—
Due to subsidiaries	2,581	—	—

Total current liabilities	605,292	50,709	7,375

Total liabilities	605,292	50,709	7,375

Commitments and Contingencies
Shareholders’ equity:
Ordinary shares (par value of US$0.01 per share; 100,000,000,000 (including 99,931,211,060 Class A and 68,788,940 Class B ) shares authorized; 117,140,856 and 118,056,345 shares issued and outstanding, all comprised of Class A, as of December 31, 2017 and 2018, respectively)	7,909	7,969	1,159
Additional paid-in capital	3,246,475	3,500,620	509,144
Accumulated other comprehensive income	69,954	128,375	18,671
Retained earnings	4,627,299	7,498,314	1,090,585

Total shareholders’ equity	7,951,637	11,135,278	1,619,559

Total liabilities and shareholders’ equity	8,556,929	11,185,987	1,626,934

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(20,533)	(13,334)	(14,797)	(2,152)

Operating losses	(20,533)	(13,334)	(14,797)	(2,152)
Interest income	7,492	13,441	45,023	6,548
Fair value change of other non-current assets	—	—	(11,017)	(1,602)
Share of income of subsidiaries and VIEs	1,240,955	2,001,512	2,851,806	414,779

Income before income taxes	1,227,914	2,001,619	2,871,015	417,573
Income tax expense	—	—	—	—

Net income	1,227,914	2,001,619	2,871,015	417,573

Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	62,256	(55,055)	58,421	8,497

Comprehensive income	1,290,170	1,946,564	2,929,436	426,070

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net cash (used in)/generated from operating activities	(23,846)	(8,303)	14,214	2,067

Net cash (used in)/generated from investing activities	(86,743)	(77,005)	515,101	74,918

Net cash generated from/(used in) financing activities	25,420	61,070	(543,968)	(79,116)

Effect of exchange rate changes on cash and cash equivalents and restricted cash	5,864	(1,486)	1,040	151

Net decrease in cash and cash equivalents and restricted cash	(79,305)	(25,724)	(13,613)	(1,980)
Cash and cash equivalents and restricted cash at beginning of year	136,810	57,505	31,781	4,622

Cash and cash equivalents and restricted cash at end of year	57,505	31,781	18,168	2,642

(a)	Basis of accounting

For the Company only condensed financial information, the Company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323-10, Investments-Equity Method and Joint Ventures: Overall. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and share of their income as “Share of income of subsidiaries and VIEs” on the condensed statements of comprehensive income. The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

(b)	Commitments

The Company does not have any significant commitments or long-term obligations as of any of the years presented.